COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In exchange for participation in the programs by the OCS, the Company agreed to pay 3%-3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012. The understanding reached with the OCS resulted in a reversal of an accrual in the amount of $ 922 which was recorded as a reduction of cost of revenues in 2011.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalties' expenses amounted to $ 614, $ 510 and $574 in 2010, 2011 and 2012, respectively, and are included in cost of revenues.

As of December 31, 2012, the Company had a contingent liability to pay royalties of approximately $ 8,360.

b.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2013	$2,519
2014	2,391
2015	2,524
2016	2,452
2017	2,278
2018 and thereafter	1,992

$14,156

Rent expense for the years ended December 31, 2010, 2011 and 2012 was $ 1,811, $ 2,399 and $ 3,051, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 378 as of December 31, 2012.

c.	Legal settlement:

In 2010, a former customer of the Company filed a claim in the arbitration court in Warsaw, Poland against the Company for damages allegedly caused by the Company with respect to a license and services contract with such former customer signed a number of years ago. A settlement was reached in October 2011 under which the Company paid 1,100 Euro ($1,509) and recovered an amount of $ 1,200 from the insurance company.

d.	The Company has provided bank guarantees in the amount of $ 993 as security for the rent to be paid for its leased offices. The lease is valid for approximately three years ending in October 2015.

As of December 31, 2012, the Company has provided bank guarantees in the amount of $ 106 as security for the performance of various contracts with customers and suppliers.